Note 9 - Inventories (Details) - Inventory Shown in the Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Inventory [Line Items]
Inventory	$ 324
Lubricants [Member]
Inventory [Line Items]
Inventory	308
Consumable Stores [Member]
Inventory [Line Items]
Inventory	$ 16